Income Tax Expense - Summary of Income Tax Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax relating to components of other comprehensive income [abstract]
Foreign currency translation differences, Before tax	$ (881)	$ (10,148)
Defined benefit plan remeasurement gains (losses), Before tax	2,676	85,184
Employee benefit, Before tax		304
Gain (Loss) on net investment hedge, Before tax	37,913	(76,141)
Change in fair value of investment in equity securities, Before tax	8,383	(6,573)
Income tax recognized in other comprehensive income, before tax	48,091	(7,374)
Defined benefit plan remeasurement gains (losses), Tax (expenses) benefit	660	21,676
Employee benefit, Tax (expenses) benefit		12
Loss on net investment hedge, Tax (Benefit) expenses	(1,792)	(4,095)
Change in fair value of investment in equity securities, Tax (benefit) expenses	1,102	(1,078)
Income tax recognized in other comprehensive income, Tax (expense) benefit	(30)	16,515
Foreign currency translation differences net of tax	(881)	(10,148)
Defined benefit plan remeasurement gains (losses) net of tax	2,016	63,508
Employee benefit net of tax		292
Loss on net investment hedge net of tax	39,705	(72,046)
Change in fair value of investment in equity securities net of tax	7,281	(5,495)
Other comprehensive income (loss), net of tax	$ 48,121	$ (23,889)